Notes Payable-Related Party (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current	$ 982,203	$ 965,211		$ 944,098
Officers and Directors [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties, Current	982,203	$ 965,211
Interest Payable, Current	12,956		$ 12,956
Debt Conversion, Converted Instrument, Amount	$ 251,000
Officers and Directors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.004
Officers and Directors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.005